UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2006 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Systematic Value Fund

November 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 98.2%
Consumer Discretionary - 11.3%
Brinker International, Inc.	11,100		$504,717
Comcast Corp., Class A*	25,800	[2]	1,043,868
Family Dollar Stores, Inc.	19,500		543,855
Grupo Televisa S. A.	14,900	[2]	391,572
J.C. Penney Co., Inc.	6,700		518,178
Johnson Controls, Inc.	5,300		431,049
McDonald’s Corp.	15,600		654,732
Omnicom Group, Inc.	5,700		582,312
Phillips-Van Heusen Corp.	3,500		172,655
Rogers Communications, Inc.	12,700		777,367
Ross Stores, Inc.	13,100		405,969
Sears Holdings Corp.*	2,300	[2]	394,266
TJX Companies, Inc.	39,300		1,077,606
Walt Disney Co., The	28,500		941,925
Total Consumer Discretionary			8,440,071
Consumer Staples - 6.5%
Altria Group, Inc.	19,100		1,608,411
ConAgra Foods, Inc.	22,300		573,110
H.J. Heinz Co.	18,500		822,325
Kimberly-Clark Corp.	10,600		704,582
Procter & Gamble Co.	18,200		1,142,778
Total Consumer Staples			4,851,206
Energy - 12.7%
Anadarko Petroleum Corp.	7,700		380,072
Chesapeake Energy Corp.	78,400	[2]	2,667,952
ChevronTexaco Corp.	10,000		723,200
Exxon Mobil Corp.	43,200		3,318,192
Transocean, Inc.*	13,000	[2]	1,013,350
Valero Energy Corp.	25,100		1,382,257
Total Energy			9,485,023
Financials - 29.1%
American International Group, Inc.	13,500		949,320
Amvescap PLC	34,100		737,583
Assurant, Inc.	15,000	[2]	824,400
Bank of America Corp.	60,400		3,252,539
Bear, Stearns & Co., Inc.	8,100	[2]	1,235,088
Citigroup, Inc.	42,600		2,112,534
Douglas Emmett, Inc.*	29,400		773,220
Hartford Financial Services Group, Inc.	10,200		874,752
Jones Lang LaSalle, Inc.	17,000		1,547,000
JPMorgan Chase & Co.	42,200		1,953,016
KeyCorp	34,700		1,252,670

Systematic Value Fund

November 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Financials (continued)
Lincoln National Corp.	10,700		$680,413
Loews Corp.	18,500		738,520
Merrill Lynch & Co., Inc.	16,200		1,416,366
Morgan Stanley Co.	7,900		601,664
Prudential Financial, Inc.	14,100		1,148,868
St. Paul Travelers Companies, Inc., The	19,600		1,015,476
Wachovia Corp.	11,700		634,023
Total Financials			21,747,452
Health Care - 9.0%
AmerisourceBergen Corp.	17,700		814,023
CIGNA Corp.	6,800		857,140
McKesson Corp.	7,700		380,380
Medco Health Solutions, Inc.*	11,700		587,457
Merck & Co., Inc.	29,600		1,317,496
Pfizer, Inc.	77,700		2,135,973
WellPoint, Inc.*	8,800		665,896
Total Health Care			6,758,365
Industrials - 8.5%
3M Co.	11,600		944,936
Chicago Bridge & Iron Co., N.V.	12,100		350,658
CSX Corp.	16,560		593,842
General Electric Co.	18,900		666,792
Goodrich Corp.	13,400		603,000
Spirit Aerosystems Holdings, Inc. Class A*	12,400		361,460
Terex Corp.*	15,200		851,504
Trinity Industries, Inc.	36,200	[2]	1,368,360
United Technologies Corp.	9,600		619,488
Total Industrials			6,360,040
Information Technology - 7.1%
Advanced Micro Devices, Inc.*	9,000	[2]	194,130
Avaya, Inc.*	17,600	[2]	224,928
Cisco Systems, Inc.*	24,300		653,184
Harris Corp.	13,400	[2]	564,274
Hewlett-Packard Co.	18,900		745,794
International Business Machines Corp.	5,700		523,944
Lam Research Corp.*	8,200	[2]	431,320
LSI Logic Corp.*	54,900		585,234
Micron Technology, Inc.*	36,300		529,980
Synopsys, Inc.*	16,700		426,685
Western Digital Corp.*	18,900	[2]	387,828
Total Information Technology			5,267,301
Materials - 5.8%
Airgas, Inc.	11,300		480,815

Systematic Value Fund

November 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Materials (continued)
Albemarle Corp.	6,300		$439,362
E.I. du Pont de Nemours & Co., Inc.	11,500	[2]	539,695
Freeport McMoran Copper & Gold, Inc., Class B	21,600		1,357,992
Steel Dynamics, Inc.	26,800		871,536
United States Steel Corp.	9,000		673,110
Total Materials			4,362,510
Telecommunication Services - 4.2%
AT&T, Inc.	61,300	[2]	$2,078,684
Level 3 Communications, Inc.*	46,100	[2]	246,174
Verizon Communications, Inc.	23,300		814,102
Total Telecommunication Services			3,138,960
Utilities - 4.0%
American Electric Power Co., Inc.	17,600		730,576
FPL Group, Inc.	9,300	[2]	495,690
PPL Corp.	27,400		995,990
Williams Cos., Inc.	27,700		768,952
Total Utilities			2,991,208
Total Common Stocks (cost $66,396,845)			73,402,136
Other Investment Companies - 19.0%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]			13,276,494
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	896,858		896,858
Total Other Investment Companies (cost $14,173,352)			14,173,352
Total Investments - 117.2% (cost $80,570,197)			87,575,488
Other Assets, less Liabilities - (17.2)%			(12,820,827)
v			$74,754,661

Note:	Based on the approximate cost of investments of $80,574,815 for Federal income tax purposes at November 30, 2006, the aggregate gross unrealized appreciation and depreciation were $7,452,767 and $452,094, respectively, resulting in net unrealized appreciation of investments of $7,005,291.

*	Non-income-producing securities.

[1]	Yield shown for each investment company represents the November 30, 2006 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2006, amounting to a market value of $12,919,504 or approximately 17.3% of net assets.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: December 19, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: December 19, 2006